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                           DRINKER BIDDLE & REATH LLP
                               One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757



                                  July 5, 2000


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

          Re:  M.S.D. & T. Funds, Inc. (the "Company")
               File Nos. 33-27491 and 811-5782
               ---------------------------------------

Ladies and Gentlemen:

     On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectus and Statement of Additional Information dated June 28, 2000 for the Capital Opportunities Fund of the Company that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Company's most recent Post- Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA No. 26"), which was filed on June 28, 2000; and (ii) the text of PEA No. 26 has been filed electronically.

     Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2666.

                           Very truly yours,


                           /s/ James L. Love
                           ----------------------
                           James L. Love


cc:  Mary Jo Reilly, Esq.